Pre-Bankruptcy Long-Term Debt (Detail) - USD ($) $ in Thousands		Jun. 30, 2016	Feb. 11, 2016	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt		$ 841,261	$ 819,955
Long-term debt, net		$ 839,831	$ 818,525
Predecessor
Debt Instrument [Line Items]
Long-term debt				$ 2,550,603
Less current maturities of long-term debt and revolving credit facility				53,500
Long-term debt, net				2,497,103
Predecessor | 7.5% Senior Notes
Debt Instrument [Line Items]
Long-term debt	[1]			1,118,615
Predecessor | 7.125% Senior Notes
Debt Instrument [Line Items]
Long-term debt	[1]			727,622
Predecessor | 2017 Term Loan
Debt Instrument [Line Items]
Long-term debt	[1]			364,159
Predecessor | 2019 Term Loan
Debt Instrument [Line Items]
Long-term debt	[1]			$ 340,207

[1]	Classified as Liabilities Subject to Compromise as of December 31, 2015.